Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Assumptions Used to Estimate Fair Value of Stock Options
The Company estimated the fair value of the stock options on the date of grant using the following assumptions in the Black-Scholes option-pricing model:

	Year Ended December 31,
	2021	2020
Estimated dividend yield	0%	0%
Expected share price volatility (weighted average and range, if applicable)	91.4% (90.7% to 93.1%)	91.5% (89.4% to 91.6%)
Risk-free interest rate (weighted average and range, if applicable)	0.78% (0.62% to 1.32%)	0.46% (0.34% to 0.75%)
Expected term of options (in years) (weighted average and range, if applicable)	6.05 (6.00 to 6.25)	6.00

Summary of Stock-Based Compensation Expense and Remaining Unrecognized Costs
The following tables show a summary of stock-based compensation expense included in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2021 and 2020, and remaining unrecognized cost as of December 31, 2021 and 2020:

	Year Ended December 31,
($ in thousands)	2021	2020
Research and development	$3,220	$1,135
General and administrative	6,926	3,559
Total	$10,146	$4,694

	As of December 31,
($ in thousands)	2021	2020
Unrecognized share-based compensation cost	$13,346	$5,789
Expected weighted average period compensation costs to be recognized (years)	2.3	1.7

Summary of Stock Option Activity
A summary of option activity under the Company’s stock option plans during the years ended December 31, 2021 and 2020 is presented below:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Options outstanding at December 31, 2020	4,813,262	$6.04	6.6	$20,422
Granted	2,250,617	10.25
Exercised	(188,278)	2.98
Forfeited	(164,409)	8.47
Options outstanding at December 31, 2021	6,711,192	$7.48	5.3	$8,276
Vested and exercisable, December 31, 2021	4,642,546	$6.28	3.6	$8,276
Vested and expected to vest, December 31, 2021	6,711,192	$7.48	5.3	$8,276